Shareholder Report		6 Months Ended
	Jan. 01, 2025	Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		abrdn ETFs
Entity Central Index Key		0001597934
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2025
C000176936
Shareholder Report [Line Items]
Fund Name		abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
Trading Symbol		BCD
Security Exchange Name		NYSE
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 844-383-7289.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		844-383-7289
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	$15	0.30%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 15
Expense Ratio, Percent		0.30%
Material Change Date	Jan. 01, 2025
AssetsNet		$ 279,789,331
Holdings Count | Holding		64
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of June 30, 2025

Total Net Assets	$279,789,331
Total Number of Portfolio Holdings	64
Portfolio Turnover RateFootnote Reference(*)	0%
Footnote	Description
Footnote(*)	Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate. If these instruments were included in the calculation, the Fund would have a higher portfolio turnover rate. In-Kind transactions are not included in the portfolio turnover.

Holdings [Text Block]

Sector AllocationFootnote Reference* (%)

Value	Value
Agriculture	29.1%
Energy	27.9%
Precious Metals	22.1%
Industrial Metals	15.5%
Livestock	5.4%
Footnote	Description
Footnote*	Short-term investments held have been excluded.

Largest Holdings [Text Block]

Top Ten Fund Holdings* (%)

Gold 100 oz. future	17.1%
Natural gas future	9.7%
Brent crude future	6.4%
Copper future	6.2%
Soybean future	5.8%
WTI crude future	5.6%
Silver future	5.1%
Corn future	4.9%
PRI Aluminum future	4.1%
Soybean Oil future	4.1%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since January 1, 2025. For more information, you may refer to the Fund's current prospectus dated May 1, 2025 available at aberdeeninvestments.com/us/literature or upon request at 844-383-7289.

Effective May 1, 2025, abrdn Inc. (the “Adviser”) eliminated the contractual management fees payable by the wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”) to the Adviser. Since the Fund's inception, the Adviser contractually waived (pursuant to a subsidiary fee waiver agreement) the management fees that it received from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.

Material Fund Change Expenses [Text Block]

Effective May 1, 2025, abrdn Inc. (the “Adviser”) eliminated the contractual management fees payable by the wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”) to the Adviser. Since the Fund's inception, the Adviser contractually waived (pursuant to a subsidiary fee waiver agreement) the management fees that it received from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since January 1, 2025. For more information, you may refer to the Fund's current prospectus dated May 1, 2025 available at aberdeeninvestments.com/us/literature or upon request at 844-383-7289.

Updated Prospectus Phone Number		844-383-7289
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000176935
Shareholder Report [Line Items]
Fund Name		abrdn Bloomberg All Commodity Strategy K-1 Free ETF
Trading Symbol		BCI
Security Exchange Name		NYSE
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn Bloomberg All Commodity Strategy K-1 Free ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 844-383-7289.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		844-383-7289
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	$13	0.26%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 13
Expense Ratio, Percent		0.26%
Material Change Date	Jan. 01, 2025
AssetsNet		$ 1,581,597,223
Holdings Count | Holding		54
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of June 30, 2025

Total Net Assets	$1,581,597,223
Total Number of Portfolio Holdings	54
Portfolio Turnover RateFootnote Reference(*)	0%
Footnote	Description
Footnote(*)	Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate. If these instruments were included in the calculation, the Fund would have a higher portfolio turnover rate. In-Kind transactions are not included in the portfolio turnover.

Holdings [Text Block]

Sector AllocationFootnote Reference* (%)

Value	Value
Agriculture	28.9%
Energy	27.5%
Precious Metals	22.0%
Industrial Metals	15.6%
Livestock	6.0%
Footnote	Description
Footnote*	Short-term investments held have been excluded.

Largest Holdings [Text Block]

Top Ten Fund Holdings* (%)

Gold 100 oz. future	16.9%
Natural gas future	8.5%
Brent crude future	6.6%
Copper future	6.2%
Soybean future	5.9%
WTI crude future	5.8%
Silver future	5.1%
Corn future	4.8%
PRI Aluminum future	4.1%
Soybean Oil future	4.1%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since January 1, 2025. For more information, you may refer to the Fund's current prospectus dated May 1, 2025 available at aberdeeninvestments.com/us/literature or upon request at 844-383-7289.

Effective May 1, 2025, abrdn Inc. (the “Adviser”) eliminated the contractual management fees payable by the wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”) to the Adviser. Since the Fund's inception, the Adviser contractually waived (pursuant to a subsidiary fee waiver agreement) the management fees that it received from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.

Material Fund Change Expenses [Text Block]

Effective May 1, 2025, abrdn Inc. (the “Adviser”) eliminated the contractual management fees payable by the wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”) to the Adviser. Since the Fund's inception, the Adviser contractually waived (pursuant to a subsidiary fee waiver agreement) the management fees that it received from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since January 1, 2025. For more information, you may refer to the Fund's current prospectus dated May 1, 2025 available at aberdeeninvestments.com/us/literature or upon request at 844-383-7289.

Updated Prospectus Phone Number		844-383-7289
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000229118
Shareholder Report [Line Items]
Fund Name		abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF
Trading Symbol		BCIM
Security Exchange Name		NYSE
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 844-383-7289.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		844-383-7289
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF	$21	0.40%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 21
Expense Ratio, Percent		0.40%
Material Change Date	Jan. 01, 2025
AssetsNet		$ 21,572,449
Holdings Count | Holding		33
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of June 30, 2025

Total Net Assets	$21,572,449
Total Number of Portfolio Holdings	33
Portfolio Turnover RateFootnote Reference(*)	0%
Footnote	Description
Footnote(*)	Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate. If these instruments were included in the calculation, the Fund would have a higher portfolio turnover rate. In-Kind transactions are not included in the portfolio turnover.

Holdings [Text Block]	Sector AllocationFootnote Reference* (%)
Value	Value
Copper	40.2%
Aluminum	26.3%
Nickel	14.4%
Zinc	13.1%
Lead	6.0%
Footnote	Description
Footnote*	Short-term investments held have been excluded.

Largest Holdings [Text Block]	Top Fund Holdings* (%)
Copper future	40.2%
Aluminum future	26.3%
Nickel future	14.4%
Zinc future	13.1%
Lead future	6.0%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since January 1, 2025. For more information, you may refer to the Fund's current prospectus dated May 1, 2025 available at aberdeeninvestments.com/us/literature or upon request at 844-383-7289.

Effective May 1, 2025, abrdn Inc. (the “Adviser”) eliminated the contractual management fees payable by the wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”) to the Adviser. Since the Fund's inception, the Adviser contractually waived (pursuant to a subsidiary fee waiver agreement) the management fees that it received from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.

Material Fund Change Expenses [Text Block]

Effective May 1, 2025, abrdn Inc. (the “Adviser”) eliminated the contractual management fees payable by the wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”) to the Adviser. Since the Fund's inception, the Adviser contractually waived (pursuant to a subsidiary fee waiver agreement) the management fees that it received from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since January 1, 2025. For more information, you may refer to the Fund's current prospectus dated May 1, 2025 available at aberdeeninvestments.com/us/literature or upon request at 844-383-7289.

Updated Prospectus Phone Number		844-383-7289
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature